Segmental and Geographical Information - Summary of Revenue By Reportable Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Operating Segments [Line Items]
Revenue	$ 1,021,037	$ 602,384	$ 385,966
Cost of revenue	(561,191)	(303,934)	(181,200)
Gross profit	459,846	298,450	204,766
Digital Platform
Disclosure Of Operating Segments [Line Items]
Revenue	829,206	586,789	370,532
Cost of revenue	(457,293)	(295,083)	(173,951)
Gross profit	371,913	291,706	196,581
Less: Demand generation expense	(151,350)	(97,295)	(69,202)
Order contribution	220,563	194,411	127,379
Digital Platform | Platform Services Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	701,246	488,995	296,350
Digital Platform | Platform Fulfillment Revenue
Disclosure Of Operating Segments [Line Items]
Revenue	127,960	97,794	74,182
Brand Platform
Disclosure Of Operating Segments [Line Items]
Revenue	164,210
Cost of revenue	(89,203)
Gross profit	75,007
In-Stores
Disclosure Of Operating Segments [Line Items]
Revenue	27,621	15,595	15,434
Cost of revenue	(14,695)	(8,851)	(7,249)
Gross profit	$ 12,926	$ 6,744	$ 8,185